Note 16 - Plant Restructuring	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]

16. Plant Restructuring

The following table summarizes the restructuring charges recorded and the accruals established during fiscal years 2022 and 2021 (in thousands):

	Severance	Other
	Payable	Costs	Total

Balance March 31, 2020	$202	$-	202
Charge to expense	227	(45)	182
Cash payments/write offs	(429)	45	(384)
Balance March 31, 2021	-	-	-
Charge to expense	-	70	70
Cash payments/write offs	-	(70)	(70)
Balance March 31, 2022	$-	$-	$-

During fiscal years 2022 and 2021, the Company incurred restructuring charges primarily related to plants that were closed in previous periods, including severance, health care costs, and lease impairments, amongst other minor charges.